Schedule of Investments March 31, 2023 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 72.9%
Banks - 3.1%
Bank of America Corp	4,950	$141,570
First Bancorp	21,750	248,385
PNC Financial Services Group	1,975	251,023
SouthState	3,050	217,343
		858,321
Communication Services - 1.4%
Alphabet, Inc. - Class A *	3,850	399,361

Consumer Discretionary - 3.1%
Darden Restaurants	2,670	414,277
Expedia Group *	2,423	235,104
Texas Roadhouse	2,075	224,224
		873,605
Consumer Staples - 7.0%
Church & Dwight	4,150	366,901
Colgate-Palmolive	4,950	371,993
Hostess Brands *	6,425	159,854
Mondelez International, Class A	7,965	555,320
Nestle	2,260	275,315
Walgreens Boots Alliance	5,780	199,872
		1,929,255
Diversified Financial Services - 3.1%
Berkshire Hathaway, Class B *	1,570	484,769
Federated Hermes, Class B	9,300	373,302
		858,071
Energy - 4.3%
Hess	5,270	697,432
Pioneer Natural Resources	2,425	495,282
		1,192,714
Healthcare - 8.0%
Abbott Laboratories	3,380	342,259
AstraZeneca - ADR	4,410	306,098
Dentsply Sirona	9,100	357,448
Merck & Co.	7,250	771,328
Pfizer	10,765	439,212
		2,216,345
Industrials - 12.1%
Curtiss-Wright	3,000	528,780
Eaton	5,820	997,199
Fortune Brands Innovations	2,300	135,079
Leidos Holdings	4,075	375,144
Pentair	8,450	467,032
Raytheon Technologies	4,150	406,409
Sensata Technologies Holding	8,650	432,673
		3,342,316

Description	Shares	Value
Information Technology - 5.0%
Fidelity National Information Services	6,525	354,503
Microsoft	1,100	317,130
Paychex	2,150	246,368
Trimble *	2,725	142,845
Zebra Technologies - Class A *	1,055	335,490
		1,396,336
Insurance Brokers - 4.7%
Arthur J. Gallagher & Co.	3,325	636,106
Brown & Brown	11,480	659,181
		1,295,287
Life & Health Insurance - 5.0%
Globe Life	6,840	752,537
Voya Financial	8,750	625,275
		1,377,812
Materials - 4.4%
Agnico Eagle Mines	5,450	277,786
Axalta Coating Systems *	15,150	458,894
Louisiana-Pacific	3,320	179,977
PPG Industries	2,163	288,934
		1,205,591
Property & Casualty Insurance - 6.2%
Fairfax Financial Holdings	770	512,143
First American Financial	4,475	249,079
Markel *	257	328,294
W.R. Berkley	5,725	356,438
White Mountains Insurance Group	193	265,856
		1,711,810
Real Estate - 2.4%
Four Corners Property Trust	12,370	332,258
Howard Hughes *	4,036	322,880
		655,138
Reinsurance - 3.1%
Everest Re Group	1,550	554,931
RenaissanceRe Holdings	1,509	302,313
		857,244
Total Common Stocks
(Cost $14,048,956)		20,169,206

CONVERTIBLE BONDS - 20.9%	Par
Communication Services - 2.1%
Liberty Media
2.125%, 03/31/2048 (a)	$594,300	569,934
Healthcare - 7.8%
BioMarin Pharmaceutical
0.599%, 08/01/2024	723,000	741,783
Integra LifeSciences Holdings
0.500%, 08/15/2025	751,000	730,411
Ligand Pharmaceuticals
0.750%, 05/15/2023	297,000	294,114
NuVasive
0.375%, 03/15/2025	445,000	392,935
		2,159,243

Description	Shares	Value
Industrials - 3.0%
Chart Industries
1.000%, 11/15/2024	72,000	155,268
Kaman
3.250%, 05/01/2024	724,000	682,732
		838,000
Information Technology - 6.1%
Akamai Technologies
0.375%, 09/01/2027	676,000	620,843
Palo Alto Networks
0.750%, 07/01/2023	150,000	336,075
Verint Systems
0.250%, 04/15/2026	827,000	731,378
		1,688,296
Real Estate - 1.9%
Zillow Group
2.750%, 05/15/2025	521,000	532,462
Total Convertible Bonds
(Cost $5,687,005)		5,787,935

EXCHANGE TRADED FUND - 0.9%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $243,096)	2,750	252,835

SHORT-TERM INVESTMENT - 5.2%
First American Treasury Obligations Fund, Class X, 4.722%^
(Cost $1,417,976)	1,417,976	1,417,976

Total Investments - 99.9%
(Cost $21,397,033)		27,627,952
Other Assets and Liabilities, Net - 0.1%		27,747
Total Net Assets - 100.0%		$27,655,699

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2023, the value of this investment was $569,934 or 2.1% of total net assets.
^	The rate shown is the seven-day yield effective March 31, 2023.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,169,206	$-	$-	$20,169,206
Convertible Bonds	-	5,787,935	-	5,787,935
Exchange Traded Fund	252,835	-	-	252,835
Short-Term Investment	1,417,976	-	-	1,417,976
Total Investments	$21,840,017	$5,787,935	$-	$27,627,952

Refer to each Fund's Schedule of Investments for further sector breakout.